25. SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net revenues		R$ 18,524,601	R$ 17,148,949	R$ 15,261,697
Cost of sales and services		(13,596,141)	(12,640,042)	(11,740,101)
Gross profit		4,928,460	4,508,907	3,521,596
General and administrative expenses		(2,230,948)	(2,215,128)	(1,900,521)
Depreciation		1,408,765	1,278,816	1,130,869
Proportionate EBITDA of joint ventures		538,170	502,345	499,475
Adjusted EBITDA	[1]	4,644,447	4,074,940	3,521,419
Domestic market
Disclosure of operating segments [line items]
Net revenues		8,706,466	7,729,913	7,682,533
Foreign market
Disclosure of operating segments [line items]
Net revenues		R$ 9,818,135	R$ 9,419,036	R$ 7,579,164
Steel
Disclosure of operating segments [line items]
Metric tons (Thou.)	[2]	4921719	4,857,174	4,990,299
Net revenues		R$ 12,959,023	R$ 11,515,908	R$ 11,202,999
Cost of sales and services		(10,537,547)	(9,393,237)	(9,126,889)
Gross profit		2,421,476	2,122,671	2,076,110
General and administrative expenses		(963,822)	(914,927)	(955,247)
Depreciation		658,587	679,074	670,496
Adjusted EBITDA		2,116,241	1,886,818	1,791,359
Steel | Domestic market
Disclosure of operating segments [line items]
Net revenues		7,818,552	6,980,087	6,757,186
Steel | Foreign market
Disclosure of operating segments [line items]
Net revenues		R$ 5,140,471	R$ 4,535,821	R$ 4,445,813
Mining
Disclosure of operating segments [line items]
Metric tons (Thou.)	[2]	32576843	36,983,297	23,861,003
Net revenues		R$ 4,620,971	R$ 4,581,903	R$ 3,187,250
Cost of sales and services		(3,005,840)	(3,099,236)	(2,323,687)
Gross profit		1,615,131	1,482,667	863,563
General and administrative expenses		(158,958)	(185,149)	(69,602)
Depreciation		490,805	461,287	377,344
Adjusted EBITDA		1,946,978	1,758,805	1,171,305
Mining | Domestic market
Disclosure of operating segments [line items]
Net revenues		829,268	542,028	175,223
Mining | Foreign market
Disclosure of operating segments [line items]
Net revenues		3,791,703	4,039,875	3,012,027
Port
Disclosure of operating segments [line items]
Net revenues		238,240	207,722	212,729
Cost of sales and services		(156,997)	(141,542)	(141,809)
Gross profit		81,243	66,180	70,920
General and administrative expenses		(27,943)	(25,180)	(20,473)
Depreciation		15,752	13,430	12,777
Adjusted EBITDA		69,052	54,430	63,224
Port | Domestic market
Disclosure of operating segments [line items]
Net revenues		238,240	207,722	212,729
Port | Foreign market
Disclosure of operating segments [line items]
Net revenues
Railroads
Disclosure of operating segments [line items]
Net revenues		1,416,612	1,319,907	1,156,933
Cost of sales and services		(1,024,696)	(914,361)	(788,046)
Gross profit		391,916	405,546	368,887
General and administrative expenses		(94,921)	(83,020)	(89,678)
Depreciation		294,571	227,792	189,361
Adjusted EBITDA		591,566	550,318	468,570
Railroads | Domestic market
Disclosure of operating segments [line items]
Net revenues		1,416,612	1,319,907	1,156,933
Railroads | Foreign market
Disclosure of operating segments [line items]
Net revenues
Energy
Disclosure of operating segments [line items]
Net revenues		407,671	269,095	244,549
Cost of sales and services		(285,085)	(195,994)	(195,644)
Gross profit		122,586	73,101	48,905
General and administrative expenses		(27,098)	(25,196)	(23,186)
Depreciation		17,265	17,140	17,073
Adjusted EBITDA		112,753	65,045	42,792
Energy | Domestic market
Disclosure of operating segments [line items]
Net revenues		407,671	R$ 269,095	R$ 244,549
Energy | Foreign market
Disclosure of operating segments [line items]
Net revenues
Cement
Disclosure of operating segments [line items]
Metric tons (Thou.)	[2]	3,313,061	2,814,476	2,181,731
Net revenues		R$ 487,129	R$ 490,608	R$ 431,820
Cost of sales and services		(512,762)	(467,373)	(330,263)
Gross profit		(25,633)	23,235	101,557
General and administrative expenses		(80,823)	(74,528)	(72,894)
Depreciation		121,801	73,030	46,505
Adjusted EBITDA		15,345	21,737	75,168
Cement | Domestic market
Disclosure of operating segments [line items]
Net revenues		487,129	R$ 490,608	431,820
Cement | Foreign market
Disclosure of operating segments [line items]
Net revenues
Corporate expenses/elimination
Disclosure of operating segments [line items]
Metric tons (Thou.)	[2]	(5,359,571)	(4,062,774)
Net revenues		R$ (1,605,045)	R$ (1,236,194)	(1,174,583)
Cost of sales and services		1,926,786	1,571,701	1,166,237
Gross profit		321,741	335,507	(8,346)
General and administrative expenses		(877,383)	(907,128)	(669,441)
Depreciation		(190,016)	(192,937)	(182,687)
Proportionate EBITDA of joint ventures		538,170	502,345	499,475
Adjusted EBITDA		(207,488)	(262,213)	(360,999)
Corporate expenses/elimination | Domestic market
Disclosure of operating segments [line items]
Net revenues		(2,491,006)	(2,079,534)	(1,295,907)
Corporate expenses/elimination | Foreign market
Disclosure of operating segments [line items]
Net revenues		R$ 885,961	R$ 843,340	R$ 121,324

[1]	The Company discloses its adjusted EBITDA net of its share of investments and other operating income (expenses) because it understands that these should not be included in the calculation of recurring operating cash generation.
[2]	The ore sales volumes presented in this note take into consideration Company sales and the interest in its subsidiaries and joint ventures .